Gain (Loss) on Sales and Write-Down of Vessels (Details) - USD ($) $ in Thousands	1 Months Ended				12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Aug. 31, 2017	Jun. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
(Gain) loss on sales of vessels and write-down of goodwill and vessels					$ (13,564)	$ 54,653	$ 50,600
Proceeds from sale of vessels					11,515	28,518	20,580
European Spirit
Property, Plant and Equipment [Line Items]
(Gain) loss on sales of vessels and write-down of goodwill and vessels						4,000	12,600
Proceeds from sale of vessels						15,700
Extension option				P1Y
African Spirit
Property, Plant and Equipment [Line Items]
(Gain) loss on sales of vessels and write-down of goodwill and vessels						3,900	12,500
Proceeds from sale of vessels		$ 12,800
Extension option			P1Y
Teide Spirit and Toledo Spirit
Property, Plant and Equipment [Line Items]
(Gain) loss on sales of vessels and write-down of goodwill and vessels							$ (25,500)
Cancellation option period (in years)			13 years
Alexander Spirit
Property, Plant and Equipment [Line Items]
(Gain) loss on sales of vessels and write-down of goodwill and vessels					$ (800)	(13,000)
Proceeds from sale of vessels	$ 11,500
Napa Spirit, Pan Spirit, Camilla Spirit and Cathinka Spirit
Property, Plant and Equipment [Line Items]
(Gain) loss on sales of vessels and write-down of goodwill and vessels						$ 33,000